UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      SEPTEMBER 30, 2005
                                              ----------------------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                            ---------
       This Amendment  (Check only one.):     [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06830
                  -----------------------------------------------------

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Shanna Sullivan              GREENWICH, CT               OCTOBER 12, 2005
-------------------------  ------------------------------   --------------------
      (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                               Name
         28-01190                                          Frank Russell Company

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               1
                                                     ------------------------

Form 13F Information Table Entry Total:                         51
                                                     ------------------------

Form 13F Information Table Value Total:                     $5,168,115
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No. Form 13F File number Name

 1             28-01190                              Frank Russell Company


             Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                      9/30/2005

--------------------------------------------------------------------------------------------------------------------------------
            Item 1               Item 2    Item 3         Item 4  Item 5         Item 6       Item 7          Item 8
        Name of Issuer            Title     Cusip     Mkt. Value  Shares   INVESTMENT DISCRETIMgrs.      VOTING AUTHORITY
                                                                           -------------------           ----------------
                                   of      Number        x $1000           Sole  SharedOther          Sole    Shared    None
                                  Class                                     (A)   (B)   (C)            (A)      (B)      (C)
--------------------------------------------------------------------------------------------------------------------------------

AES Corporation                 COMMON    00846U101        2,850    173,474   X                        140,974       0    32,500
Aetna Life & Casualty Co.       COMMON    00817Y108      108,960  1,264,913   X                      1,025,913       0   239,000
Agilent Technologies, Inc.      COMMON    00846U101      142,917  4,363,885   X                      3,567,385       0   796,500
Altria Group, Inc.              COMMON    02209S103          966     13,100   X                          9,800       0     3,300
Ambac Financial Group, Inc      COMMON    023139108          396      5,500   X                          2,500       0     3,000
Aon Corporation                 COMMON    037389103      182,495  5,688,738   X                      4,636,238       0 1,052,500
BCE Inc.                        COMMON    05534B109          219      8,000   X                          4,000       0     4,000
Baxter International Inc        COMMON    071813109      133,613  3,351,211   X                      2,723,211       0   628,000
Berkshire Hathaway, Inc.        COMMON    084670108      144,402      1,761   X                          1,394       0       367
Berkshire Hathaway, Inc. Cl B   COMMON    084670207       13,975      5,117   X                          5,117       0         0
CIGNA Corporation               COMMON    125509109      186,498  1,582,367   X                      1,301,367       0   281,000
CSX Corporation                 COMMON    126408103      137,179  2,951,350   X                      2,414,350       0   537,000
CenturyTel, Inc.                COMMON    156700106          455     13,000   X                          6,000       0     7,000
Chiron Corporation              COMMON    170040109      145,724  3,338,471   X                      2,728,471       0   610,000
Chubb Corporation               COMMON    171232101      169,953  1,897,858   X                      1,548,358       0   349,500
CitiGroup, Inc.                 COMMON    172967101        1,368     30,053   X                          2,712       0    27,341
Citizen's Communications        COMMON    17453B101          596     44,000   X                         22,000       0    22,000
Dana Corporation                COMMON    235811106       19,840  2,108,374   X                      1,698,157       0   410,217
DIRECTV Group Inc               COMMON    25459L106      154,406 10,307,484   X                      8,315,484       0 1,992,000
El Paso Corporation             COMMON    28336L109       54,426  3,915,555   X                      3,174,555       0   741,000
Fannie Mae                      COMMON    313586109          480     10,700   X                          2,700       0     8,000
Freescale Semiconductor Inc. A  COMMON    35687M107      163,432  6,981,278   X                      5,716,778       0 1,264,500
Genworth Financial, Inc.        COMMON    37247D106      183,445  5,689,969   X                      4,641,469       0 1,048,500
Georgia Pacific Corporation     COMMON    373298108      103,835  3,048,606   X                      2,469,606       0   579,000
Hewlett-Packard Company         COMMON    428236103      141,946  4,861,151   X                      3,938,651       0   922,500
Honda Motor Co. Ltd             COMMON    438128308      131,214  4,620,198   X                      3,747,198       0   873,000
Interpublic Group of Cos.       COMMON    460690100      165,001 14,175,335   X                     11,590,335       0 2,585,000
Laboratory Corp of America      COMMON    50540R409      126,769  2,602,529   X                      2,107,529       0   495,000
Liberty Media Corporation       COMMON    530718105      139,208  17,292,971  X                     14,023,971       0 3,269,000
Lyondell Chemical Company       COMMON    552078107       89,676  3,133,338   X                      2,544,338       0   589,000
Marsh & McLennan Companies      COMMON    571748102      106,060  3,489,979   X                      2,831,979       0   658,000
McDonald's Corporation          COMMON    580135101      105,073  3,137,440   X                      2,543,440       0   594,000
Merck & Co. Inc.                COMMON    589331107          392     14,400   X                              0       0    14,400
Presidential Life Corporation   COMMON    740884101          180     10,000   X                          5,000       0     5,000
Quest Diagnostics, Inc.         COMMON    74834L100          202      4,000   X                          4,000       0         0
Royal Dutch Shell PLC ADR       COMMON    780259206      122,238  1,862,243   X                      1,507,743       0   354,500
Southwest Airlines Company      COMMON    844741108      174,679 11,762,929   X                      9,604,929       0 2,158,000
Sprint Corporation              COMMON    852061100          701     29,500   X                         12,500       0    17,000
Symantec Corporation            COMMON    871503108      127,850  5,642,083   X                      4,577,083       0 1,065,000
TJX Companies, Inc.             COMMON    872540109          778     38,000   X                         20,000       0    18,000
Textron Incorporated            COMMON    883203101          574      8,000   X                          4,000       0     4,000
Thermo Electron Corporation     COMMON    883556102      170,202  5,508,158   X                      4,456,658       0 1,051,500
Time Warner, Inc.               COMMON    887317105      217,001 11,982,413   X                      9,788,413       0 2,194,000
Tyco International Ltd.         COMMON    902124106      180,606  6,484,967   X                      5,301,967       0 1,183,000
U.S. Bancorp                    COMMON    902973304      142,010  5,057,322   X                      4,137,822       0   919,500
Unilever NV ADR                 COMMON    904784709      115,024  1,609,851   X                      1,306,351       0   303,500
UnumProvident Corporation       COMMON    91529Y106      177,652  8,665,962   X                      7,085,462       0 1,580,500
Waste Management, Inc.          COMMON    94106L109      185,556  6,485,691   X                      5,309,191       0 1,176,500
Watson Pharmaceuticals, Inc.    COMMON    942683103      174,482  4,765,973   X                      3,884,973       0   881,000
Williams Companies, Inc.        COMMON    969457100      147,300  5,880,259   X                      4,751,759       0 1,128,500
Flextronics International       COMMON    Y2573F102      173,311 13,487,231   X                     11,023,231       0 2,464,000

   TOTALS:                         51                  5,168,115